Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0000886163
Registrant Name	LIGAND PHARMACEUTICALS INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES